Long-Term Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total	$ 54,260	$ 58,919
Current portion	3,410	9,241
Less: Current portion of deferred financing costs	(155)	(257)
Current portion of long-term debt, net of deferred financing costs, current	3,255	8,984
Long-term portion	50,850	49,678
Less: Non-current portion of deferred financing costs	(519)	(445)
Long-term debt, net of current portion and deferred financing costs, non-current	50,331	49,233
Vessel Northsea Alpha [Member] | Secondone [Member]
Debt Instrument [Line Items]
Total	3,290	3,690
Vessel Northsea Beta [Member] | Thirdone [Member]
Debt Instrument [Line Items]
Total	3,290	3,690
Pyxis Malou Vessel [Member] | Fourthone [Member]
Debt Instrument [Line Items]
Total	8,730	10,020
Pyxis Delta Vessel [Member] | Sixthone [Member]
Debt Instrument [Line Items]
Total		4,050
Pyxis Theta Vessel [Member] | Seventhone [Member]
Debt Instrument [Line Items]
Total	14,950	13,469
Pyxis Epsilon Vessel [Member] | Eighthone [Member]
Debt Instrument [Line Items]
Total	$ 24,000	$ 24,000